ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Universal Gold Mining Corp. (f/k/a Federal Sports & Entertainment, Inc.) (“we,” “Universal” or the “Company”) was incorporated on May 3, 2006 under the laws of the State of Nevada.

On April 14, 2008, the Company filed Amended and Restated Articles of Incorporation changing its name from Rite Time Mining, Inc. to Federal Sports & Entertainment, Inc. to reflect the Company’s decision to engage in the business of acquiring and operating an independent, minor league baseball league. The Company was unsuccessful in this endeavour.

On April 9, 2010, the Company filed a Certificate of Amendment to its Articles of Incorporation changing its name from Federal Sports & Entertainment, Inc. to Universal Gold Mining Corp. and determined to shift its focus to the acquisition, exploration and development of gold mining deposits.

The Company is an exploration stage, gold mining company with its efforts initially focused on what it believes to be under-explored countries. The Company is in the exploration stage and has achieved no operating revenues to date.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Universal Gold Mining Corp. (f/k/a Federal Sports & Entertainment, Inc., formerly Rite Time Mining Corp.) (the “Company”) was incorporated on May 3, 2006 under the laws of the State of Nevada. On April 14, 2008, the Company filed Amended and Restated Articles of Incorporation changing its name from Rite Time Mining, Corp. to Federal Sports & Entertainment, Inc. to reflect the Company’s decision to engage in the business of acquiring and operating an independent, minor league baseball league. The Company was unsuccessful in this endeavor.

On April 9, 2010, the Company filed a Certificate of Amendment to its Articles of Incorporation changing its name from Federal Sports & Entertainment, Inc. to Universal Gold Mining Corp. and determined to shift its focus to the acquisition, exploration and development of gold mining deposits.

The Company is an international, exploration stage, gold mining company with its efforts initially focused on Colombia and currently, on what it believes to be under-explored countries. The Company is in the exploration stage and has achieved no operating revenues to date.